UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06563

CALVERT WORLD VALUES FUND, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Third quarter ended June 30, 2014

Item 1. Schedule of Investments.

CALVERT INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2014

EQUITY SECURITIES - 94.7%	SHARES	VALUE
Australia - 3.5%
ALS Ltd.	243,875	$2,036,598
Aurizon Holdings Ltd.	418,147	1,962,739
Australia & New Zealand Banking Group Ltd. (ADR)	28,654	901,168
Macquarie Group Ltd.	71,562	4,022,109
Westpac Banking Corp. (ADR)	67,728	2,175,424
Woolworths Ltd.	98,923	3,283,907
		14,381,945

Austria - 0.8%
OMV AG (ADR)	645	29,122
Voestalpine AG	68,215	3,245,758
		3,274,880

Belgium - 0.1%
Ageas (ADR)	14,770	589,618

Brazil - 0.3%
Localiza Rent a Car SA	68,842	1,138,411

Canada - 2.6%
Canadian National Railway Co.	45,576	2,962,558
Dollarama, Inc.	25,280	2,080,127
Intact Financial Corp.	10,700	737,420
Lululemon Athletica, Inc.*	53,823	2,178,755
Suncor Energy, Inc. Toronto Exchange	63,100	2,689,130
		10,647,990

China - 0.2%
BOC Hong Kong Holdings Ltd. (ADR)	13,383	774,876

Denmark - 0.9%
H Lundbeck A/S (ADR)	4,528	111,796
Novo Nordisk A/S, Series B	74,074	3,408,672
		3,520,468

Finland - 0.5%
Kone Oyj, Series B	46,968	1,959,910
Metso Oyj (ADR)	543	20,628
Sampo Oyj (ADR)	8,924	225,331
		2,205,869

France - 9.5%
Accor SA	38,172	1,985,332
Air Liquide SA	36,584	4,938,410
AXA SA (ADR)	81,157	1,946,145
BNP Paribas SA	37,548	2,546,864
BNP Paribas SA (ADR)	46,690	1,588,627
Carrefour SA	32,548	1,200,441
Casino Guichard Perrachon SA (ADR)	330	8,715
Cie Generale des Etablissements Michelin	19,802	2,365,611
Credit Agricole SA (ADR)	64,500	452,790
Eutelsat Communications SA	74,843	2,600,018
Kering SA	16,485	3,614,389
Orange SA (ADR)	27,860	440,188
Publicis Groupe	31,776	2,694,570
Sanofi SA	29,880	3,173,580
Sanofi SA (ADR)	26,737	1,421,606
Schneider Electric SE	52,611	4,951,859
Schneider Electric SE (ADR)	14,876	279,669
SCOR SE	48,397	1,664,398
Suez Environnement Co. (ADR)	11,063	104,545
Valeo SA (ADR)	7,192	483,302
Veolia Environnement SA (ADR)	28,666	544,654
		39,005,713

Germany - 4.9%
adidas AG	24,120	2,442,598
Allianz SE (ADR)	115,652	1,941,681
Brenntag AG	14,367	2,566,821
Celesio AG (ADR)*	1,902	13,333
Commerzbank AG (ADR)*	1	17
Continental AG	13,037	3,019,039
Continental AG (ADR)	67	3,120
Deutsche Bank AG	43,973	1,546,870
Deutsche Post AG	88,959	3,216,454
Deutsche Post AG (ADR)	60,688	2,198,119
Hugo Boss AG	18,820	2,812,305
K+S AG (ADR)	2,028	33,320
Merck KGaA (ADR)	1,879	108,268
Muenchener Rueckversicherungs AG (ADR)	16,689	369,995
		20,271,940

Hong Kong - 2.2%
AIA Group Ltd.	1,009,004	5,077,372
Bank of East Asia Ltd. (ADR)	6,985	28,778
Hang Seng Bank Ltd. (ADR)	48,020	784,647
Hong Kong Exchanges and Clearing Ltd.	38,278	713,178
PCCW Ltd. (ADR)	3,428	20,362
Samsonite International SA*	696,300	2,295,455
		8,919,792

India - 0.5%
Wipro Ltd. (ADR)	155,400	1,847,706

Ireland - 0.6%
Kerry Group plc	35,272	2,648,657

Israel - 0.8%
Check Point Software Technologies Ltd.*	50,800	3,405,124

Italy - 1.7%
GTECH SpA (ADR)	1,013	24,859
Intesa Sanpaolo SpA, Milano Stock Exchange	499,900	1,543,978
Intesa Sanpaolo SpA (ADR)	14,189	262,213
Mediobanca SpA*	326,434	3,253,462
Prysmian SpA	80,952	1,828,650
Snam SpA (ADR)	4,145	49,574
Terna Rete Elettrica Nazionale SpA (ADR)	3,465	54,990
		7,017,726

Japan - 14.6%
Astellas Pharma, Inc.	225,500	2,963,473
Eisai Co. Ltd. (ADR)	388	16,269
FANUC Corp.	14,482	2,498,031
Isuzu Motors Ltd.	548,000	3,625,197
Kubota Corp.	204,180	2,894,969
Mitsubishi Estate Co. Ltd.	68,242	1,685,162
Mitsui Fudosan Co. Ltd.	104,256	3,516,375
Mizuho Financial Group, Inc.	2,024,000	4,156,714
Mizuho Financial Group, Inc. (ADR)	426,073	1,751,160
MS&AD Insurance Group Holdings (ADR)	46,184	555,594
Nabtesco Corp.	113,100	2,501,422
Nippon Telegraph & Telephone Corp. (ADR)	92,867	2,898,379
Nissan Motor Co. Ltd.	257,000	2,438,556
Nissan Motor Co. Ltd. (ADR)	67,220	1,274,827
Nomura Holdings, Inc. (ADR)	191,440	1,345,823
Olympus Corp.*	43,900	1,512,747
ORIX Corp.	257,600	4,270,442
Softbank Corp.	61,084	4,549,335
Sony Corp. (ADR)	44,760	750,625
Sumitomo Mitsui Trust Holdings, Inc.	532,348	2,433,621
Takeda Pharmaceutical Co. Ltd. (ADR)	13,206	307,040
Tokyo Gas Co. Ltd.	375,118	2,192,633
Toyota Motor Corp. (t)	141,450	8,497,056
Toyota Motor Corp. (ADR)	11,585	1,386,261
		60,021,711

Luxembourg - 0.6%
Ipsen SA (ADR)	42,375	483,075
ProSiebenSat.1 Media AG	48,632	2,166,167
		2,649,242

Mexico - 0.1%
FINAE, Series D, Preferred (b)(i)*	1,962,553	388,875

Netherlands - 5.1%
Aegon NV	96,696	848,024
Akzo Nobel NV	33,660	2,523,000
ASML Holding NV	18,781	1,748,681
ING Groep NV (CVA)*	238,220	3,346,144
Koninklijke Ahold NV (ADR)	62,509	1,173,919
Koninklijke Philips NV:
Common	49,960	1,585,116
NY Shares	64,149	2,037,372
Unilever NV, NY Shares	78,404	3,430,959
Unilever NV (CVA)	93,222	4,078,273
Wolters Kluwer NV (ADR)	13,257	392,937
		21,164,425

New Zealand - 0.1%
Telecom Corp of New Zealand Ltd. (ADR)	24,999	292,988

Norway - 2.5%
DnB ASA	169,515	3,102,022
DNB ASA (ADR)	337	61,732
Orkla ASA	159,204	1,419,018
Prosafe SE	155,948	1,286,987
Statoil ASA (ADR)	121,630	3,749,853
Yara International ASA (ADR)	10,854	543,243
		10,162,855

Philippines - 0.6%
Philippine Long Distance Telephone Co. (ADR)	37,441	2,522,775

Portugal - 0.0%
Portugal Telecom SGPS SA (ADR)	38,659	141,492

Singapore - 0.2%
Singapore Telecommunications Ltd. (ADR)	26,391	818,385

South Africa - 1.3%
Aspen Pharmacare Holdings Ltd.	107,419	3,021,358
Clicks Group Ltd.	227,692	1,360,602
MTN Group Ltd. (ADR)	28,138	596,526
Nedbank Group Ltd. (ADR)	5,249	113,221
Tiger Brands Ltd. (ADR)	2,631	76,036
		5,167,743

Spain - 2.8%
Amadeus IT Holding SA	59,470	2,452,290
Banco Bilbao Vizcaya Argentaria SA	211,588	2,696,579
Banco Bilbao Vizcaya Argentaria SA (ADR)	134,856	1,722,111
Banco Santander SA (ADR)	164,651	1,715,663
Enagas SA (ADR)	2,341	36,426
Ferrovial SA (ADR)	394	8,491
Inditex SA	19,524	3,004,375
		11,635,935

Sweden - 2.7%
Assa Abloy AB, Series B	98,653	5,014,879
Atlas Copco AB (ADR):
A Shares	37,759	1,097,654
B Shares	13,925	371,380
Hennes & Mauritz AB, B Shares	32,439	1,416,190
Sandvik AB (ADR)	4,960	67,952
SKF AB (ADR)	878	22,459
Svenska Cellulosa AB SCA, Series B	78,137	2,033,887
Svenska Handelsbanken AB (ADR)	11,453	280,141
Swedbank AB (ADR)	13,319	354,019
Tele2 AB (ADR)	108,262	624,672
		11,283,233

Switzerland - 8.6%
Aryzta AG*	36,625	3,469,020
Clariant AG*	130,451	2,553,565
Credit Suisse Group AG*	117,936	3,372,450
Julius Baer Group Ltd.*	46,115	1,901,071
Novartis AG	42,792	3,874,610
Novartis AG (ADR)	28,901	2,616,407
Roche Holding AG	31,160	9,293,364
Roche Holding AG (ADR)	102,024	3,805,495
Swatch Group AG, Bearer Shares	2,343	1,414,756
Swiss Re AG (ADR)	3,102	276,357
UBS AG*	102,382	1,878,283
Zurich Insurance Group AG (ADR)*	27,181	818,148
		35,273,526

Taiwan - 1.1%
MediaTek, Inc.	167,000	2,824,536
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	84,965	1,817,401
		4,641,937

United Kingdom - 20.8%
Admiral Group plc (ADR)	3,115	83,420
Aon plc	33,437	3,012,339
ARM Holdings plc	62,718	945,102
AstraZeneca plc (ADR)	21,059	1,564,894
Aviva plc	195,673	1,708,588
Barclays plc	395,125	1,438,192
Barclays plc (ADR)	26,001	379,875
BG Group plc	195,565	4,131,130
British Land Co. plc (ADR)	5,049	60,487
British Sky Broadcasting Group plc	161,356	2,494,964
BT Group plc	422,935	2,784,404
BT Group plc (ADR)	35,605	2,336,756
Bunzl plc (ADR)	19,214	536,647
Burberry Group plc	65,099	1,651,301
Capita plc	181,789	3,560,277
Catlin Group Ltd. (ADR)	1,989	36,359
Compass Group plc	159,026	2,766,303
Experian plc	232,656	3,931,714
GlaxoSmithKline plc	51,200	1,369,675
GlaxoSmithKline plc (ADR)	33,559	1,794,735
HSBC Holdings plc:
Hong Kong Exchange	227,314	2,305,315
London Exchange	354,798	3,598,101
HSBC Holdings plc (ADR)	34,842	1,769,974
Inmarsat plc	188,126	2,405,308
Intertek Group plc	30,010	1,411,079
J Sainsbury plc (ADR)	9,970	218,542
Johnson Matthey plc	44,882	2,379,833
Kingfisher plc	513,667	3,154,183
Legal & General Group plc (ADR)	809	15,703
Liberty Global plc, Series C*	58,810	2,488,251
Man Group plc (ADR)	49,914	86,850
Meggitt plc	296,794	2,568,718
Old Mutual plc (ADR)	1,200	32,451
Pearson plc	108,521	2,142,054
Persimmon plc*	252,792	5,504,305
Prudential plc	156,864	3,598,014
Reckitt Benckiser Group plc (s)	34,109	2,975,431
Reckitt Benckiser Group plc (ADR)	23,715	415,013
Sage Group plc (ADR)	81	2,125
SSE plc	118,004	3,162,834
SSE plc (ADR)	80,101	2,169,936
Unilever plc	34,753	1,575,842
Unilever plc (ADR)	75,353	3,414,244
United Utilities Group plc (ADR)	23,624	713,209
WPP plc	32,633	711,111
		85,405,588

United States - 4.5%
Accenture plc	30,000	2,425,200
Applied Industrial Technologies, Inc.	12,404	629,255
Bioceptive, Inc., Series A, Preferred (a)(b)(i)*	582,574	299,967
Bristol-Myers Squibb Co.	31,483	1,527,240
CNO Financial Group, Inc.	80,180	1,427,204
CVS Caremark Corp.	31,400	2,366,618
EOG Resources, Inc.	28,600	3,342,196
MasterCard, Inc.	23,860	1,752,994
Nielsen NV	38,562	1,866,786
Perrigo Co. plc	10,034	1,462,556
Powerspan Corp.:
Series A, Convertible Preferred (b)(i)*	45,455	—
Series B, Convertible Preferred (b)(i)*	20,000	—
Series C, Convertible Preferred (b)(i)*	239,764	—
Series D, Convertible Preferred (b)(i)*	45,928	—
Unit Corp.*	15,444	1,063,011
Wynn Resorts Ltd.	1,484	308,019
		18,471,046

Total Equity Securities (Cost $331,235,316)		389,692,471

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.4%	ADJUSTED BASIS
Balkan Financial Sector Equity Fund CV (b)(i)*	$612,966	405,507
Africa Renewable Energy Fund (b)(i)*	16,774	—
Blackstone Cleantech Venture Partners (b)(i)*	74,492	44,627
China Environment Fund 2004 (b)(i)*	—	165,278
Emerald Sustainability Fund I (b)(i)*	433,916	270,260
gNet Defta Development Holdings LLC (a)(b)(i)*	400,000	321,510
SEAF Central and Eastern European Growth Fund LLC (a)(b)(i)*	330,924	371,865
SEAF India International Growth Fund (b)(i)*	281,749	143,826
ShoreCap International LLC (b)(i)*	—	110,902
Terra Capital (b)(i)*	469,590	1

Total Venture Capital Limited Partnership Interest (Cost $2,620,410)		1,833,776

VENTURE CAPITAL DEBT OBLIGATIONS - 0.3%	PRINCIPAL AMOUNT
AFIG LLC, 6.00%, 10/31/17 (b)(i)	$450,953	338,214
FINAE:
Note I, 6.50%, 12/17/15 (b)(i)	250,000	250,000
Note II, 6.50%, 2/29/16 (b)(i)	500,000	500,000
Windhorse International-Spring Health Water Ltd., 1.00%, 3/14/18 (b)(i)	70,000	52,500

Total Venture Capital Debt Obligations (Cost $1,270,953)		1,140,714

HIGH SOCIAL IMPACT INVESTMENTS - 1.1%
Calvert Social Investment Foundation Notes, 0.65%, 7/1/14 (b)(i)(r)	4,431,583	4,418,127

Total High Social Impact Investments (Cost $4,431,583)		4,418,127

TIME DEPOSIT - 3.5%
State Street Bank Time Deposit, 0.083%, 7/1/14	14,476,433	14,476,433

Total Time Deposit (Cost $14,476,433)		14,476,433

TOTAL INVESTMENTS (Cost $354,034,695) - 100.0%		411,561,521
Other assets and liabilities, net - 0.0%		(34,991)
NET ASSETS - 100%		$411,526,530

(a) Affiliated company.

(b) This security was valued under the direction of the Board of Directors. See Note A.

(i) Restricted securities represent 2.0% of net assets of the Fund.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(s) 30,000 shares of Reckitt Benckiser Group plc have been soft segregated in order to cover outstanding commitments to certain limited partnerships investments within the Fund. There are no restrictions on the trading of this security.

(t) 60,000 shares of Toyota Motor Corp. have been soft segregated in order to cover outstanding commitments to certain limited partnerships investments within the Fund. There are no restrictions on the trading of this security.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
CVA: Certificaten Van Aandelen
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company

Restricted Securities	ACQUISITION DATES	COST
AFIG LLC, 6.00%, 10/31/17	10/11/12	$450,953
Africa Renewable Energy Fund LP	4/17/14	16,774
Balkan Financial Sector Equity Fund CV LP	1/12/06 - 6/11/14	612,966
Bioceptive, Inc., Series A, Preferred	10/26/12 - 12/18/13	252,445
Blackstone Cleantech Venture Partners LP	7/29/10 - 2/21/14	74,492
Calvert Social Investment Foundation Notes, 0.65%, 7/1/14	7/1/11	4,431,583
China Environment Fund 2004 LP	9/15/05 - 4/1/09	—
Emerald Sustainability Fund I LP	7/19/01 - 5/17/11	433,916
FINAE:
Series D, Preferred	2/28/11	252,686
Note I, 6.50%, 12/17/15	12/10/10	250,000
Note II, 6.50%, 2/29/16	2/24/11	500,000
gNet Defta Development Holdings LLC, LP	8/30/05	400,000
Powerspan Corp.:
Series A, Convertible Preferred	8/20/97	250,000
Series B, Convertible Preferred	10/5/99	200,000
Series C, Convertible Preferred	12/21/04 - 6/12/08	273,331
Series D, Convertible Preferred	6/20/08	157,996
SEAF Central and Eastern European Growth Fund LLC, LP	8/10/00 - 8/26/11	330,924
SEAF India International Growth Fund LP	3/22/05 - 5/24/10	281,749
ShoreCap International LLC, LP	8/12/04 - 12/15/08	—
Terra Capital LP	11/23/98 - 3/14/06	469,590
Windhorse International-Spring Health Water Ltd., 1.00%, 3/14/18	2/12/14	70,000

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT CAPITAL ACCUMULATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2014

EQUITY SECURITIES - 98.0%	SHARES	VALUE
Airlines - 2.5%
Alaska Air Group, Inc.	111,555	$10,603,303

Auto Components - 2.9%
TRW Automotive Holdings Corp.*	138,345	12,384,644

Biotechnology - 5.1%
Myriad Genetics, Inc.*	335,675	13,064,471
United Therapeutics Corp.*	93,105	8,238,861
		21,303,332

Building Products - 0.9%
Trex Co., Inc.*	126,800	3,654,376

Capital Markets - 2.3%
Waddell & Reed Financial, Inc.	156,470	9,793,457

Commercial Services & Supplies - 2.8%
Deluxe Corp.	197,945	11,595,618

Communications Equipment - 5.2%
F5 Networks, Inc.*	91,735	10,222,948
Ubiquiti Networks, Inc.*	258,535	11,683,197
		21,906,145

Containers & Packaging - 2.4%
Rock-Tenn Co.	97,025	10,244,870

Diversified Consumer Services - 5.0%
Grand Canyon Education, Inc.*	246,735	11,342,408
Sotheby's	230,975	9,698,640
		21,041,048

Electronic Equipment & Instruments - 3.0%
Arrow Electronics, Inc.*	207,244	12,519,610

Energy Equipment & Services - 4.0%
Dresser-Rand Group, Inc.*	177,315	11,300,285
Geospace Technologies Corp.*	97,705	5,381,591
		16,681,876

Food Products - 1.7%
Ingredion, Inc.	94,166	7,066,217

Gas Utilities - 1.7%
AGL Resources, Inc.	127,990	7,043,290

Health Care Equipment & Supplies - 1.2%
Varian Medical Systems, Inc.*	60,675	5,044,519

Health Care Providers & Services - 5.7%
AmerisourceBergen Corp.	157,095	11,414,522
Chemed Corp.	85,865	8,047,268
WellCare Health Plans, Inc.*	58,545	4,370,970
		23,832,760

Insurance - 4.2%
American Financial Group, Inc.	151,800	9,041,208
Amtrust Financial Services, Inc.	207,885	8,691,672
		17,732,880

IT Services - 7.7%
DST Systems, Inc.	125,333	11,551,943
NeuStar, Inc.*	368,900	9,598,778
Syntel, Inc.*	132,325	11,374,657
		32,525,378

Leisure Products - 2.7%
Polaris Industries, Inc.	88,945	11,584,197

Machinery - 6.9%
Proto Labs, Inc.*	161,000	13,189,120
The Middleby Corp.*	130,860	10,824,739
Valmont Industries, Inc.	33,585	5,103,241
		29,117,100

Media - 2.8%
Gannett Co., Inc.	373,430	11,692,093

Oil, Gas & Consumable Fuels - 2.5%
SM Energy Co.	123,330	10,372,053

Paper & Forest Products - 2.2%
Domtar Corp.	218,700	9,371,295

Personal Products - 2.2%
Inter Parfums, Inc.	314,395	9,290,372

Real Estate Management & Development - 1.2%
Jones Lang LaSalle, Inc.	40,215	5,082,774

Road & Rail - 2.3%
Landstar System, Inc.	153,700	9,836,800

Semiconductors & Semiconductor Equipment - 4.5%
Synaptics, Inc.*	207,850	18,839,524

Specialty Retail - 9.9%
Lithia Motors, Inc.	164,256	15,451,562
Ross Stores, Inc.	156,260	10,333,474
Tractor Supply Co.	128,900	7,785,560
Ulta Salon, Cosmetics & Fragrance, Inc.*	86,465	7,903,766
		41,474,362

Textiles, Apparel & Luxury Goods - 1.6%
Deckers Outdoor Corp.*	80,700	6,966,831

Thrifts & Mortgage Finance - 0.9%
BofI Holding, Inc.*	49,375	3,627,581

Total Equity Securities (Cost $342,150,626)		412,228,305

HIGH SOCIAL IMPACT INVESTMENTS - 0.3%	PRINCIPAL AMOUNT
Calvert Social Investment Foundation Notes, 0.65%, 7/1/14 (b)(i)(r)	$1,419,488	1,415,178

Total High Social Impact Investments (Cost $1,419,488)		1,415,178

TIME DEPOSIT - 1.3%
State Street Bank Time Deposit, 0.083%, 7/1/14	5,218,303	5,218,303

Total Time Deposit (Cost $5,218,303)		5,218,303

TOTAL INVESTMENTS (Cost $348,788,417) - 99.6%		418,861,786
Other assets and liabilities, net - 0.4%		1,644,286
NET ASSETS - 100%		$420,506,072

(b) This security was valued under the direction of the Board of Directors. See Note A.
(i) Restricted securities represent 0.3% of the net assets of the fund.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

Restricted Securities	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 0.65%, 7/1/14	7/1/11	$1,419,488

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2014

EQUITY SECURITIES - 95.4%	SHARES	VALUE
Australia - 2.0%
GrainCorp Ltd.	115,848	$917,217
Orora Ltd.	893,950	1,200,694
		2,117,911

Austria - 4.4%
BUWOG AG*	66,492	1,284,445
IMMOFINANZ AG*	494,108	1,745,262
Lenzing AG	9,070	584,978
Wienerberger AG	62,347	1,045,612
		4,660,297

Belgium - 1.4%
Befimmo SA	8,053	613,759
Umicore SA	19,125	888,391
		1,502,150

Brazil - 1.7%
ALL - America Latina Logistica SA	95,755	361,971
BM & FBovespa SA	115,346	606,671
Localiza Rent a Car SA	14,422	238,491
MRV Engenharia e Participacoes SA	156,752	530,663
		1,737,796

Denmark - 0.7%
D/S Norden A/S	21,941	736,094

Finland - 1.2%
Ramirent Oyj	109,652	1,226,472

France - 3.2%
Cie Generale des Etablissements Michelin	7,181	857,866
Nexans SA*	11,317	593,092
UBISOFT Entertainment*	63,492	1,169,123
Vallourec SA	17,310	775,051
		3,395,132

Germany - 3.9%
DMG MORI SEIKI AG	24,346	847,604
Hugo Boss AG	7,749	1,157,947
Talanx AG	32,528	1,140,030
Tom Tailor Holding AG*	51,536	991,302
		4,136,883

Hong Kong - 0.4%
Techtronic Industries Co.	124,189	398,191

India - 0.3%
Yes Bank Ltd.	32,725	294,930

Ireland - 1.3%
Paddy Power plc	10,896	716,024
Smurfit Kappa Group plc	28,075	642,074
		1,358,098

Italy - 4.6%
Banca Generali SpA	40,149	1,104,816
Buzzi Unicem SpA	109,366	1,840,150
Piaggio & C SpA*	234,087	833,239
Prysmian SpA	46,396	1,048,054
		4,826,259

Japan - 25.6%
Aozora Bank Ltd.	594,877	1,955,905
Azbil Corp.	41,600	1,065,055
Chugoku Marine Paints Ltd.	112,000	809,479
COOKPAD, Inc.	38,733	943,084
Credit Saison Co. Ltd.	60,007	1,248,961
Daiichikosho Co. Ltd.	38,304	1,099,803
Daiseki Co. Ltd.	53,200	953,377
Hogy Medical Co. Ltd.	12,600	682,998
Hokuto Corp.	49,600	983,381
Horiba Ltd.	17,500	628,086
Ibiden Co. Ltd.	37,800	761,374
Internet Initiative Japan, Inc.	47,907	1,177,335
Makita Corp.	23,920	1,478,468
MS&AD Insurance Group Holdings, Inc.	32,800	792,472
Nabtesco Corp.	55,740	1,232,796
Secom Co. Ltd.	15,100	922,877
SKY Perfect JSAT Holdings, Inc.	217,100	1,273,276
Stanley Electric Co. Ltd.	51,896	1,353,252
Star Micronics Co. Ltd.	59,100	842,618
Tatsuta Electric Wire and Cable Co. Ltd.	143,670	827,010
The Bank of Yokohama Ltd.	198,300	1,141,478
Toyota Industries Corp.	21,300	1,099,911
Unipres Corp.	64,400	1,548,322
Yamaha Corp.	70,000	1,106,536
Yokohama Rubber Co. Ltd.	127,821	1,105,561
		27,033,415

Malaysia - 1.6%
PureCircle Ltd.*	161,658	1,672,874

Mexico - 0.5%
Consorcio ARA SAB de CV*	1,135,795	527,171

Netherlands - 3.3%
Delta Lloyd NV	57,843	1,468,181
Koninklijke DSM NV	15,768	1,148,221
Wereldhave NV	9,786	909,691
		3,526,093

Norway - 5.8%
Aker ASA	25,190	994,231
Cermaq ASA	118,125	1,627,955
Norwegian Air Shuttle AS*	27,504	903,440
Opera Software ASA	100,669	1,343,053
Petroleum Geo-Services ASA	81,475	863,737
TGS Nopec Geophysical Co. ASA	13,188	421,794
		6,154,210

Panama - 1.0%
Banco Latinoamericano de Exportaciones SA	37,069	1,099,837

Russia - 0.3%
Eurasia Drilling Co. Ltd. (GDR)	11,455	360,832

Singapore - 0.4%
Ascendas India Trust	657,500	440,390

South Africa - 0.2%
Foschini Group Ltd.	23,613	247,763

South Korea - 4.0%
Dongbu Insurance Co. Ltd.	7,170	368,492
Dongsuh Co., Inc.	39,284	652,274
Grand Korea Leisure Co. Ltd.	10,133	416,617
Samsung Card Co. Ltd.	32,280	1,376,638
SL Corp.	63,350	1,408,752
		4,222,773

Sweden - 3.1%
BillerudKorsnas AB	78,237	1,135,217
Industrivarden AB, C Shares	60,843	1,200,759
Intrum Justitia AB	30,923	921,888
		3,257,864

Switzerland - 2.1%
Baloise Holding AG	8,790	1,035,750
GAM Holding AG*	60,309	1,149,261
		2,185,011

Taiwan - 0.5%
China Life Insurance Co. Ltd.	567,107	523,270

United Kingdom - 21.9%
Arrow Global Group plc*	210,676	828,807
Ashtead Group plc	92,392	1,382,780
Bank of Georgia Holdings plc	9,893	397,655
Beazley plc	235,195	1,017,391
Bovis Homes Group plc	73,833	999,568
Catlin Group Ltd.	168,534	1,542,240
Close Brothers Group plc	34,535	754,920
Colt Group SA*	262,330	616,966
Countrywide plc	120,993	1,064,771
Darty plc	501,193	844,407
Debenhams plc	486,700	569,830
Dialight plc	59,428	905,182
Entertainment One Ltd.*	198,244	1,051,169
Greggs plc	87,546	802,623
Inmarsat plc	91,795	1,173,656
Investec plc	115,316	1,063,137
Jupiter Fund Management plc	174,027	1,189,171
Monitise plc*	844,993	747,953
Provident Financial plc	31,101	1,215,014
Synthomer plc	229,868	912,566
Telecity Group plc	102,779	1,325,521
The Paragon Group of Co.'s plc	122,283	736,449
Vesuvius plc	129,518	1,015,956
William Morrison Supermarkets plc	314,665	987,094
		23,144,826

Total Equity Securities (Cost $86,004,212)		100,786,542

TIME DEPOSIT - 4.3%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 7/1/14	$4,543,976	4,543,976

Total Time Deposit (Cost $4,543,976)		4,543,976

TOTAL INVESTMENTS (Cost $90,548,188) - 99.7%		105,330,518
Other assets and liabilities, net - 0.3%		363,686
NET ASSETS - 100%		$105,694,204

* Non-income producing security.

Abbreviations:
GDR: Global Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2014

EQUITY SECURITIES - 89.2%	SHARES	VALUE
Austria - 2.1%
Vienna Insurance Group AG Wiener Versicherung Gruppe	23,651	$1,265,710

Brazil - 9.0%
Cosan Ltd.	114,527	1,552,986
Grendene SA	190,700	1,195,120
M Dias Branco SA	30,300	1,343,672
Petroleo Brasileiro SA, Preferred	190,700	1,496,280
		5,588,058

China - 11.9%
China Dongxiang Group Co.	4,981,000	938,320
Franshion Properties China Ltd.	1,331,433	352,172
Ping An Insurance Group Company of China Ltd.	231,500	1,790,695
Prince Frog International Holdings Ltd.	2,325,000	581,977
Shenzhen International Holdings Ltd.	1,137,404	1,398,586
Tencent Holdings Ltd.	150,800	2,305,691
		7,367,441

Colombia - 1.8%
Pacific Rubiales Energy Corp.	55,297	1,122,876

Egypt - 2.8%
Commercial International Bank Egypt SAE	336,923	1,691,671

Greece - 1.9%
Eurobank Ergasias SA*	2,353,133	1,188,754

Hong Kong - 13.2%
Cathay Pacific Airways Ltd.	726,000	1,356,397
China Mengniu Dairy Company Ltd.	312,000	1,441,183
Galaxy Entertainment Group Ltd.	231,000	1,841,967
Samsonite International SA*	522,638	1,722,953
Techtronic Industries Co.	553,500	1,774,702
		8,137,202

India - 3.8%
Greenko Group plc*	252,451	718,956
HDFC Bank Ltd. (ADR)	35,230	1,649,469
		2,368,425

Indonesia - 2.3%
Bank Rakyat Indonesia Persero Tbk PT	1,652,500	1,439,229

Russia - 9.7%
Magnit OJSC	6,748	1,756,116
Mail.ru Group Ltd. (GDR)*	45,791	1,614,133
Sberbank of Russia (ADR):
London Excha nge*	184,362	1,867,587
US OTC Exchange	8,174	83,130
Sollers OJSC	39,210	687,713
		6,008,679

South Africa - 4.0%
Clicks Group Ltd.	167,478	1,000,786
Life Healthcare Group Holdings Ltd.	375,443	1,465,876
		2,466,662

South Korea - 8.3%
Hyundai Motor Co.	5,089	1,154,305
Samsung Card Co. Ltd.	40,385	1,722,290
Samsung Fire & Marine Insurance Co. Ltd.	5,772	1,468,956
Youngone Holdings Co. Ltd.	9,946	780,502
		5,126,053

Taiwan - 9.9%
China Life Insurance Co. Ltd.	866,844	799,838
Greatek Electronics, Inc.*	466,000	627,410
Phison Electronics Corp.	124,982	1,006,704
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	112,594	2,408,386
Tong Yang Industry Co. Ltd.	937,337	1,276,132
		6,118,470

Thailand - 3.1%
Bangkok Bank PCL	325,775	1,937,285

Turkey - 3.1%
Arcelik AS	195,447	1,189,978
Aygaz AS	173,865	743,465
		1,933,443

United Kingdom - 2.3%
Investec plc	155,357	1,432,288

Total Equity Securities (Cost $52,010,457)		55,192,246

CLOSED-END FUNDS - 4.8%
India Fund, Inc.	117,843	2,990,855

Total Closed-End Funds (Cost $2,569,308)		2,990,855

PARTICIPATORY NOTES - 4.3%
China - 3.2%
Daqin Railway Co. Ltd., Merrill Lynch International & Co., 7/6/18 (b)*	328,685	334,247
Gree Electric Appliances, Inc., Merrill Lynch International & Co., 8/31/18 (b)*	128,400	609,408
Motherson Sumi Systems Ltd., Merrill Lynch International & Co., 5/31/18 (b)*	189,601	1,022,165
		1,965,820
India - 1.1%
CMC Ltd., Merrill Lynch International & Co., 6/5/19 (b)*	21,866	711,004

Total Participatory Notes (Cost $1,861,600)		2,676,824

TIME DEPOSIT - 1.9%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 7/1/14	$1,138,851	1,138,851

Total Time Deposit (Cost $1,138,851)		1,138,851

TOTAL INVESTMENTS (Cost $57,580,216) - 100.2%		61,998,776
Other assets and liabilities, net - (0.2%)		(122,009)
NET ASSETS - 100%		$61,876,767

(b) This security was valued under the direction of the Board of Directors. See Note A.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
GDR: Global Depositary Receipts
PCL: Public Company Limited
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert World Values Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund operates as a series fund with four separate portfolios: International Equity, Capital Accumulation, International Opportunities, and Emerging Markets Equity.  International Equity and International Opportunities are registered as diversified portfolios.  Capital Accumulation and Emerging Markets Equity are registered as non-diversified portfolios.  The operations of each series are accounted for separately.  International Equity and Capital Accumulation each offer five classes of shares of capital stock – Classes A, B, C, I, and Y.  International Opportunities and Emerging Markets Equity each offer four classes of shares of capital stock – Classes A, C, I, and Y.  Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares.  Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase.  Class B and Class C shares have higher levels of expenses than Class A shares.  Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors ("the Board") to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund, except Special Equities investments, to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.  Special Equities investments, as described in the Fund’s prospectus and statement of additional  information, are fair valued by the Board’s Special Equities Committee.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities and venture capital securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event that there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy.  Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  International Equity, International Opportunities, and Emerging Markets Equity have retained a third party fair value pricing service to quantitatively analyze the price movement of their holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters.  Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Exchange traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Participatory notes are valued based on the value of the underlying equity security as determined using the valuation techniques for equity securities listed above. Participatory notes are categorized as Level 2 in the hierarchy.

Venture capital securities for which market quotations are not readily available are fair valued by the Board and are categorized as Level 3 in the hierarchy.  Venture capital direct equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation.  Methods may include market, income or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple.  An example of the income approach is the discounted cash flow. Examples of the cost approach are replacement cost, salvage value, or net asset percentage. Venture capital limited partnership (LP) securities are valued at the fair value reported by the general partner of the partnership adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In the absence of a reported LP unit value, it may be estimated based on the Fund’s percentage equity in the partnership and/or other balance sheet information and portfolio value for the most recently available period reported by the general partner.  In some cases, adjustments may be made to account for daily pricing of material public holdings within the partnership. Venture capital debt securities are valued based on assumptions of credit and market risk. For venture capital securities denominated in foreign currency, the fair value is marked to the daily exchange rate.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities and are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee or with respect to Special Equities investments, by the Special Equities Committee using the venture capital methodologies described above.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At June 30, 2014, the following securities were fair valued in good faith under the direction of the Board:

	Total Investments	% of Net Assets

International Equity	$8,081,459	2.0%
Capital Accumulation	1,415,178	0.3%
Emerging Markets Equity	2,676,824	4.3%

The following tables summarize the market value of the Fund’s holdings as of June 30, 2014, based on the inputs used to value them:

International Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$389,003,629	-	-	$389,003,629**
Venture capital	-	-	$3,663,332	3,663,332
Other debt obligations	-	$18,894,560	-	18,894,560
TOTAL	$389,003,629	$18,894,560	$3,663,332	$411,561,521

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.

** Exclusive of $688,842 venture capital equity shown in the venture capital heading.

There were no transfers between levels during the period.

Capital Accumulation	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$412,228,305	-	-	$412,228,305
Other debt obligations	-	$6,633,481	-	6,633,481
TOTAL	$412,228,305	$6,633,481	-	$418,861,786

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

0

International Opportunities	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$100,786,542	-	-	$100,786,542
Other debt obligations	-	$4,543,976	-	4,543,976
TOTAL	$100,786,542	$4,543,976	-	$105,330,518

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

Emerging Markets Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$55,192,246	-	-	$55,192,246
Closed-end funds	2,990,855	-	-	2,990,855
Participatory notes	-	$2,676,824	-	2,676,824
Other debt obligations	-	1,138,851	-	1,138,851
TOTAL	$58,183,101	$3,815,675	-	$61,998,776

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

Participatory Notes: The Fund may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”), especially in markets where direct investment by the Fund is not possible. P-notes are generally issued by a bank or broker-dealer (the “counterparty”) and are designed to offer a return linked to a particular underlying equity security. While the holder of a P-note is entitled to receive from the counterparty any dividends paid by the underlying security, the counterparty retains legal ownership and voting rights of the underlying security. The risks associated with investing in a P-note may include the possible failure of the counterparty to perform its obligations under the terms of the agreement, an inability to liquidate or transfer the notes, and an imperfect correlation between the value of the P-note and the underlying security.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.  Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

28 - CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND ANNUAL REPORT

NOTE B — TAX INFORMATION

The following table presents the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at June 30, 2014 and the capital loss carryforwards as of September 30, 2013, with expiration dates, where applicable:

	International Equity	Capital Accumulation
Federal income tax cost of investments	$356,008,248	$348,965,738

Unrealized appreciation	$64,359,869	$78,434,043
Unrealized depreciation	(8,806,596)	(8,537,995)
Net unrealized appreciation/ (depreciation)	$55,553,273	$69,896,048

	International Opportunities	Emerging Markets Equity
Federal income tax cost of investments	$91,296,527	$58,096,621

Unrealized appreciation	$15,777,368	$5,820,151
Unrealized depreciation	(1,743,377)	(1,917,996)
Net unrealized appreciation/ (depreciation)	$14,033,991	$3,902,155

Capital Loss Carryforwards

Expiration Date	International Equity	Capital Accumulation*	International Opportunities
30-Sep-16	-	($1,027,669)	-
30-Sep-17	($83,864,915)	-	-
30-Sep-18	(105,942,268)	-	($2,264,774)
30-Sep-19	(10,386,632)	-	(69,673)

* Capital Accumulation’s use of net capital losses acquired from Calvert MidCap Value Fund may be limited under certain tax provisions.

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration.

NOTE C — AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.

Affiliated companies of the International Equity Fund as of June 30, 2014 are as follows:

AFFILIATES	COST	VALUE
Bioceptive, Inc.	$252,445	$299,967
gNet Defta Development Holdings LLC	400,000	321,510
SEAF Central & Eastern European Growth Fund LLC, LP	330,924	371,865
TOTALS	$983,369	$993,342

NOTE D - CAPITAL COMMITMENTS

In connection with certain venture capital investments, the International Equity Fund is committed to future capital calls, which will increase the Fund’s investment in these securities.  The aggregate amount of the future capital commitments totals $1,197,956 at June 30, 2014.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 14a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT WORLD VALUES FUND, INC.

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    August 28, 2014

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    August 28, 2014

            /s/ Michael V. Yuhas, Jr.
            Michael V. Yuhas, Jr.
            Assistant Treasurer -- Principal Financial Officer

Date:    August 28, 2014